Commitments and Contingencies	6 Months Ended	12 Months Ended
	Oct. 02, 2015	Apr. 03, 2015
Computer Sciences GS Business
Entity Information [Line Items]
Commitments and Contingencies
Commitments and Contingencies
Commitments
In the normal course of business, the Computer Sciences GS Business may provide certain customers, principally governmental entities, with financial performance guarantees, which are generally backed by stand-by letters of credit or surety bonds. In general, the Computer Sciences GS Business would only be liable for the amounts of these guarantees in the event that nonperformance by the Computer Sciences GS Business permits termination of the related contract by the customer. As of October 2, 2015, the Computer Sciences GS Business had $37,076 of outstanding letters of credit and $13,652 of surety bonds relating to these performance guarantees. The Computer Sciences GS Business believes it is in compliance with its performance obligations under all service contracts for which there is a financial performance guarantee and the ultimate liability, if any, incurred in connection with these guarantees will not have a material adverse effect on its combined results of operations or financial position.
The following table summarizes the expiration of the Computer Sciences GS Business’s financial guarantees and stand-by letters of credit outstanding as of October 2, 2015:

	Fiscal 2016	Fiscal 2017	Fiscal 2018 and Thereafter	Total
Stand-by letters of credit	$76	$37,000	$—	$37,076
Surety bonds	13,652	—	—	13,652
Total	$13,728	$37,000	$—	$50,728

The Computer Sciences GS Business generally indemnifies licensees of its proprietary software products against claims brought by third parties alleging infringement of intellectual property rights (including rights in patents (with or without geographic limitations), copyrights, trademarks, and trade secrets). The Computer Sciences GS Business’s indemnification of its licensees relates to costs arising from court awards, negotiated settlements and the related legal and internal costs of those licensees. The Computer Sciences GS Business maintains the right, at its own costs, to modify or replace software in order to eliminate any infringement. Historically, the Computer Sciences GS Business has not incurred any significant costs related to licensee software indemnifications.
Contingencies
In accordance with ASC 450, matters are described below due to their relevance to the Computer Sciences GS Business and because they will be assumed by the Computer Sciences GS Business from CSC in connection with the Spin-Off.
The Computer Sciences GS Business is routinely subject to investigations and reviews relating to compliance with various laws and regulations with respect to its role as a contractor to federal, state and local government customers and in connection with performing services in countries outside of the U.S. Adverse findings in these investigations or reviews can lead to criminal, civil or administrative proceedings and the Computer Sciences GS Business could face penalties, fines, compensatory damages and suspension or debarment from doing business with governmental agencies. In addition, the Computer Sciences GS Business could suffer serious reputational harm if allegations of impropriety were made against the Computer Sciences GS Business. Adverse findings could also have a material adverse effect on the Computer Sciences GS Business’s business, combined financial position, results of operations and cash flows due to its reliance on government contracts.
U.S. federal government agencies, including Defense Contract Audit Agency (“DCAA”), and others, routinely audit and review a contractor’s performance on government contracts, indirect rates and pricing practices, and compliance with applicable contracting and procurement laws, regulations, and standards. These agencies also review the adequacy of the contractor’s compliance with government standards for its business systems including: a contractor’s accounting system, earned value management system, estimating system, materials management and accounting system, property management system and purchasing system. Both contractors and the U.S. federal government agencies conducting these audits and reviews have come under increased scrutiny including such subjects as billing practices, labor charging and accounting for unallowable costs.
The Computer Sciences GS Business’s indirect cost audits by the DCAA remain open for fiscal 2004 and subsequent fiscal years. Although the Computer Sciences GS Business has recorded contract revenues subsequent to and including fiscal 2004 based upon an estimate of costs that the Computer Sciences GS Business believes will be approved upon final audit or review, the Computer Sciences GS Business does not know the outcome of any ongoing or future audits or reviews and adjustments, and if future adjustments exceed the Computer Sciences GS Business’s estimates, its profitability would be adversely affected.
As of October 2, 2015, the Computer Sciences GS Business recorded a liability of $7,397 for its current best estimate of net amounts to be refunded to customers for potential adjustments from such audits or reviews of contract costs. This amount includes potential adjustments related to both pre-separation and post-separation audits or reviews.
In connection with the sale of ATD in fiscal 2014, the Computer Sciences GS Business transferred its joint venture interests in Computer Sciences Raytheon (“CSR”) as part of the ATD sale transaction. CSR is a joint venture formed between CSC and Raytheon Technical Services Company and its sole business is performance of a single contract for a DoD customer. CSR is the plan sponsor of the CSR pension plan, which we expect will be terminated in connection with the termination of the CSR contract with the customer. CSC agreed with the purchaser of ATD that the Computer Sciences GS Business would fund the purchaser’s share of the CSR pension settlement obligation upon plan termination. In addition, the agreement with the purchaser provides that the eventual expected recovery by CSR of such plan termination settlement costs from the customer as provided for under the federal Cost Accounting Standards (“CAS”) Section 413, whereby contractors may recover such costs from the government plus interest, will be reimbursed to the Computer Sciences GS Business. The CSR pension plan termination process was initiated in September 2015, and may take upwards of 12 months to be completed. The current estimate of the share of the funding obligation that would be attributable to the purchaser, and therefore to be advanced by the Computer Sciences GS Business, is approximately $26,000. The ultimate plan termination settlement funding obligation will be based on economic factors, including long-term interest rates that impact the cost of annuities offered by insurers at the time of the actual plan termination settlement. The fair value of the Computer Sciences GS Business’ funding advance obligation net of subsequent expected recoveries was recorded by the Computer Sciences GS Business at the time of the sale of ATD.
Unless otherwise noted, the Computer Sciences GS Business is unable to develop a reasonable estimate of a possible loss or range of losses associated with the following contingent matters at this time.
Strauch et al. Fair Labor Standards Act Class Action
On July 1, 2014, plaintiffs filed Strauch and Colby v. Computer Sciences Corporation in the U.S. District Court for the District of Connecticut, a putative nationwide class action alleging that CSC violated provisions of the Fair Labor Standards Act (“FLSA”) with respect to system administrators who worked for CSC at any time from June 1, 2011 to the present. Plaintiffs claim that CSC improperly classified its system administrators as exempt from the FLSA and that CSC therefore owes them overtime wages and associated relief available under the FLSA and various statutes, including the Connecticut Minimum Wage Act, the California Unfair Competition Law, California Labor Code, California Wage Order No. 4-2001, and the California Private Attorneys General Act. The relief sought by Plaintiffs include unpaid overtime compensation, liquidated damages, pre- and post-judgment interest, damages in the amount of twice the unpaid overtime wages due, and civil penalties.
CSC’s position is that its system administrators have the job duties, responsibilities, and salaries of exempt employees and are properly classified as exempt from overtime compensation requirements. CSC’s Motion to Transfer Venue was denied in February 2015.
On June 9, 2015, the Court entered an order granting the plaintiffs’ motion for conditional certification of the class of system administrators. The Strauch putative class includes more than 6,400 system administrators, of whom 2,921 are employed by the Computer Sciences GS Business and the remainder of whom are employed by CSC. Courts typically undertake a two-stage review in determining whether a suit may proceed as a class action under the FLSA. In its order, the Court noted that, as a first step, the Court examines pleadings and affidavits, and if it finds that proposed class members are similarly situated, the class is conditionally certified. Potential class members are then notified and given an opportunity to opt-in to the action. The second step of the class certification analysis occurs upon completion of discovery. At that point, the Court will examine all evidence then in the record to determine whether there is a sufficient basis to conclude that the proposed class members are similarly situated. If it is determined that they are, the case will proceed to trial; if it is determined they are not, the class is decertified and only the individual claims of the purported class representatives proceed. The Computer Sciences GS Business’s position in this litigation continues to be that the employees identified as belonging to the conditional class were paid in accordance with the FLSA.
Plaintiffs are filing an amended complaint to add additional plaintiffs and allege violations under Missouri and North Carolina wage and hour laws. The Computer Sciences GS Business does not believe these additional claims differ materially from those in the original complaint. The next stage in the litigation will be a motion for class certification, which is currently due from plaintiffs in January 2016.
CECOM Rapid Response Demand Letter
On July 12, 2013, the U.S. Army’s Communications-Electronics Command (“CECOM”) issued a demand letter based upon DCAA audit reports and Forms 1, for reimbursement in the amount of $235,155 in costs that CSC allegedly overcharged under its Rapid Response (“R2”) contract (Contract No. DAAB07-03-D-B007) by placing CSC, interdivisional, teammate, and vendor employees in R2 labor categories for which they were not qualified. CSC’s position has been that, in most instances, the individuals in question met the contract requirements for their labor categories, and that, in all instances, DCAA and CECOM have ignored the value the government received for CSC’s work. CSC and CECOM have engaged in discussions in an attempt to resolve this issue but, at this point in time, there can be no assurance that the parties will be able to resolve their differences, in which case the Computer Sciences GS Business would litigate this matter.
NetCracker Technology Corp.

In August 2013, CSC received a Civil Investigative Demand from the U.S. Department of Justice’s Civil Division seeking documents and information regarding CSC’s contract with the Defense Information Systems Agency (“DISA”) and its subcontract with NetCracker Technology Corp. (“NetCracker”). Since that time, CSC has cooperated with a government investigation into issues on this subcontract. On March 26, 2015, CSC received a letter from the Civil Division claiming that CSC violated the False Claims Act and breached its contract with DISA based upon actions taken by NetCracker in performing its work on the subcontract. CSC has taken the position that it has not engaged in any conduct that would violate the False Claims Act. In October 2015, CSC and the government reached a $1.35 million agreement to settle this matter based upon the government’s claim for breach of contract as a result of the actions of NetCracker, CSC’s directed subcontractor, which violated the terms of CSC’s contract with DISA. NetCracker agreed to pay the government $11.4 million to settle this matter.

DynCorp

In connection with CSC's acquisition of DynCorp in 2003 and its divestiture of substantially all of that business in two separate transactions (in 2005 to The Veritas Capital Fund II L.P, and DI Acquisition Corp. and in 2013 to Pacific Architects and Engineers, Incorporated (collectively, the "DynCorp Divestitures")), CSC assumed and Computer Sciences GS Business will retain various environmental indemnities of DynCorp and its former subsidiaries arising from environmental representations and warranties under which DynCorp agreed to indemnify the purchasers of its subsidiaries DynAir Tech and DynAir Services by Sabreliner Corporation and ALPHA Airports Group PLC, respectively. As part of the DynCorp Divestitures, CSC also assumed and Computer Sciences GS Business will also retain indemnities for insured litigation associated with dormant suits by former employees of DynCorp subsidiaries alleging exposure to asbestos and other substances; other indemnities related to a 2001 case arising from counter-narcotics spraying in Colombia under a U.S. Department of State contract and the associated coverage litigation involving the aviation insurance underwriters; and an environmental remediation case involving HRI, a former wholly-owned subsidiary of DynCorp, in Lawrenceville, New Jersey. Computer Sciences GS Business does not anticipate any material adverse effect on its financial position, results of operations and cash flows from these indemnities.

The Computer Sciences GS Business accrues a liability when management believes that it is both probable that a liability has been incurred and the amount of loss can be reasonably estimated under ASC 450. The Computer Sciences GS Business believes it has appropriately recognized liabilities for any such matters. In addition to the matters noted above, the Computer Sciences GS Business is currently party to a number of disputes which involve or may involve litigation. Regarding other matters that may involve actual or threatened disputes or litigation, the Computer Sciences GS Business, in accordance with the applicable reporting requirements, provides disclosure of such matters for which the likelihood of material loss is at least reasonably possible. The Computer Sciences GS Business assessed reasonably possible losses for all other such pending legal or other proceedings in the aggregate and concluded that the range of potential loss is not material.

The Computer Sciences GS Business also considered the requirements regarding estimates used in the disclosure of contingencies under ASC Subtopic 275-10, Risks and Uncertainties. Based on that guidance, the Computer Sciences GS Business determined that supplemental accrual and disclosure was not required for a change in estimate that involves contingencies because the Computer Sciences GS Business determined that it was not reasonably possible that a change in estimate will occur in the near term. The Computer Sciences GS Business reviews contingencies during each interim period and adjusts its accruals to reflect the impact of negotiations, settlements, rulings, advice of legal counsel, and other information and events pertaining to a particular matter.

Other Contingencies
Maryland Medicaid Enterprise Restructuring Project

After competitive bidding on March 1, 2012, CSC was awarded the Maryland Medicaid Enterprise Restructuring Project (“MERP”) contract by the State of Maryland (the “State”) to modernize the Medicaid Management Information System (“MMIS”), a database of Medicaid recipients and providers used to manage Medicaid reimbursement claims. The MERP contract is predominately fixed-price. Since the date the MERP contract was awarded, U.S. federal government-mandated Medicaid IT standards have been in considerable flux. The State directed CSC to include additional functionality in the system design to incorporate new federal mandates and guidance promulgated after the base scope of the contract was finalized. Further, however, the State has declined to approve contract modifications to compensate CSC for this additional work.
As a result of the State’s refusal to amend the MERP contract and equitably adjust the compensation to be paid to CSC and, in accordance with prescribed State statutes and regulations, CSC filed a certified contract claim in September 2013, which after various procedural developments is now pending before the Maryland Board of Contracts Appeals (the “State Board”).
On August 22, 2014, the State unilaterally suspended performance under the contract for 90 days and repeatedly extended the suspension until providing a Notice of Default termination in October 2015.
As a result of the suspension and other actions and inactions by the State in performance of its obligations under the Contract, in October 2014, CSC filed additional contract claims under various legal theories, such that currently the total amount claimed by CSC is approximately $80 million.
Although between April 2015 and September 2015, CSC and the State were in settlement negotiations to restructure the program and resolve all issues, including CSC’s contract claims, on September 14, 2015, the State orally advised us that the Governor elected to abandon the contract settlement and restructuring discussions and directed the State to terminate the contract. On October 14, 2015, the State provided us with a Notice of Default Termination. When a contract is terminated for default, Maryland procurement regulations allow the State to procure substitute performance, with the contractor being liable for any excess reprocurement costs. Any State claim against us arising from a default termination for reprocurement costs would be appealable by us to the State Board, as is the default termination itself. The State has not asserted a claim for reprocurement costs and, were it to do so, we believe such a claim would be meritless and unsupported by the facts.
The Computer Sciences GS Business intends to challenge the legal basis of the State’s termination for default and seek to convert it to a convenience termination through litigation at the State Board. As we proceed with the litigation, we expect to consolidate all of our claims against the State with any State claim arising from the default termination. We will litigate on behalf of CSC and indemnify CSC for the costs of litigation and any other costs or liabilities CSC may incur in the litigation. Recovery by CSC will be credited to us. Management has evaluated the recoverability of assets related to this contract in light of these developments and concluded that no adjustments to our financial statements are required.

Commitments and contingencies
Commitments
The Computer Sciences GS Business has operating leases for the use of certain real estate and equipment. Substantially all operating leases are non-cancelable or cancelable only by the payment of penalties. All lease payments are based on the passage of time but sometimes include payments for insurance, maintenance and property taxes. There are no purchase options on operating leases at terms favorable to market rates. Generally, the Computer Sciences GS Business’s real estate leases have one or more renewal options. Certain leases of real estate are subject to annual escalations for increases in utilities and property taxes. Rental expense amounted to $70,162, $85,427, and $109,234 for the twelve months ended April 3, 2015, March 28, 2014, and March 29, 2013, respectively.
Minimum fixed rentals required for the next 5 years and thereafter under operating leases in effect at April 3, 2015, are as follows:

Fiscal Year	Real Estate	Equipment
2016	$44,377	$8,093
2017	34,378	4,370
2018	22,579	129
2019	10,837	—
2020	9,419	—
Thereafter	8,205	—
Total	$129,795	$12,592

The Computer Sciences GS Business has signed long-term purchase agreements with certain service providers to obtain favorable pricing and terms for services and products that are necessary for the operations of business activities. Under the terms of these agreements, the Computer Sciences GS Business is contractually committed to purchase specified minimums over periods ranging from one to four years. If the Computer Sciences GS Business does not meet the specified minimums, the Computer Sciences GS Business would have an obligation to pay the service provider all or a portion of the shortfall. Minimum purchase commitments are $1,062 in fiscal 2016, $874 in fiscal 2017, $748 in fiscal 2018, $123 in fiscal 2019, $0 in fiscal 2020 and thereafter.
In the normal course of business, the Computer Sciences GS Business may provide certain customers, principally governmental entities, with financial performance guarantees, which are generally backed by stand-by letters of credit or surety bonds. In general, the Computer Sciences GS Business would only be liable for the amounts of these guarantees in the event that nonperformance by the Computer Sciences GS Business permits termination of the related contract by the customer. As of April 3, 2015, the Computer Sciences GS Business had $38,800 of outstanding letters of credit and $13,663 of surety bonds relating to these performance guarantees. The Computer Sciences GS Business believes it is in compliance with its performance obligations under all service contracts for which there is a financial performance guarantee and the ultimate liability, if any, incurred in connection with these guarantees will not have a material adverse effect on its combined results of operations or financial position.
The following table summarizes the expiration of the Computer Sciences GS Business’s financial guarantees and stand-by letters of credit outstanding as of April 3, 2015:

	Fiscal 2016	Fiscal 2017	Fiscal 2018 and Thereafter	Total
Stand-by letters of credit	$38,800	$—	$—	$38,800
Surety bonds	13,663	—	—	13,663
Total	$52,463	$—	$—	$52,463

The Computer Sciences GS Business generally indemnifies licensees of its proprietary software products against claims brought by third parties alleging infringement of intellectual property rights (including rights in patents with or without geographic limitations, copyrights, trademarks, and trade secrets). The Computer Sciences GS Business’s indemnification of its licensees relates to costs arising from court awards, negotiated settlements and the related legal and internal costs of those licensees. The Computer Sciences GS Business maintains the right, at its own costs, to modify or replace software in order to eliminate any infringement. Historically, the Computer Sciences GS Business has not incurred any significant costs related to licensee software indemnifications.
Capitalized lease liabilities represent obligations due under capital leases for the use of computers and other equipment. The gross amount of assets recorded under capital leases was $410,469 with accumulated amortization of $167,077, as of April 3, 2015, and $484,771 with accumulated amortization of $196,103, as of March 28, 2014.
The future minimum lease payments required to be made under the capital leases as of April 3, 2015, are as follows:

Fiscal Year	Amount
2016	$56,956
2017	39,604
2018	40,905
2019	37,382
2020	35,034
Thereafter	102,849
Total minimum lease payments	312,730
Less: Amount representing interest and executory costs	(105,628)
Less: Amount representing maintenance, taxes, and insurance costs	(55,818)
Present value of net minimum lease payments	151,284
Less: Current maturities of capital lease liability	(21,351)
Noncurrent capital lease liability	$129,933

Contingencies
In accordance with ASC 450, matters are described below due to their relevance to the Computer Sciences GS Business and because they will be assumed by the Computer Sciences GS Business from CSC in connection with the Spin-Off.

The Computer Sciences GS Business is routinely subject to investigations and reviews relating to compliance with various laws and regulations with respect to its role as a contractor to federal, state and local government customers and in connection with performing services in countries outside of the U.S. Adverse findings in these investigations or reviews can lead to criminal, civil or administrative proceedings and the Computer Sciences GS Business could face penalties, fines, compensatory damages and suspension or debarment from doing business with governmental agencies. In addition, the Computer Sciences GS Business could suffer serious reputational harm if allegations of impropriety were made against the Computer Sciences GS Business. Adverse findings could also have a material adverse effect on the Computer Sciences GS Business’s business, combined financial position, results of operations and cash flows due to its reliance on government contracts.
U.S. federal government agencies, including the DCAA, Defense Contract Management Agency (“DCMA”), and others, routinely audit and review a contractor’s performance on government contracts, indirect rates and pricing practices, and compliance with applicable contracting and procurement laws, regulations, and standards. These agencies also review the adequacy of the contractor’s compliance with government standards for its business systems including: a contractor’s accounting system, earned value management system, estimating system, materials management and accounting system, property management system and purchasing system. Both contractors and the U.S. federal government agencies conducting these audits and reviews have come under increased scrutiny including such subjects as billing practices, labor charging and accounting for unallowable costs.

The Computer Sciences GS Business’s indirect cost audits by the DCAA remain open for fiscal 2004 and subsequent fiscal years. Although the Computer Sciences GS Business has recorded contract revenues subsequent to and including fiscal 2004 based upon an estimate of costs that the Computer Sciences GS Business believes will be approved upon final audit or review, the Computer Sciences GS Business does not know the outcome of any ongoing or future audits or reviews and adjustments, and if future adjustments exceed the Computer Sciences GS Business’s estimates, its profitability would be adversely affected.

As of April 3, 2015, the Computer Sciences GS Business has recorded a liability of $8,244 for its current best estimate of net amounts to be refunded to customers for potential adjustments from such audits or reviews of contract costs. This amount includes potential adjustments related to both pre-separation and post-separation audits or reviews.

In connection with the sale of ATD in fiscal 2014 (see Note 4), the Computer Sciences GS Business transferred its joint venture interests in Computer Sciences Raytheon (“CSR”) as part of the ATD sale transaction. CSR is a joint venture formed between CSC and Raytheon Technical Services Company and its sole business is performance of a single contract for a DoD customer. CSR is the plan sponsor of the CSR pension plan, which we expect will be terminated in connection with the termination of the CSR contract with the customer. CSC agreed with the purchaser of ATD that the Computer Sciences GS Business would fund the purchaser’s share of the CSR pension settlement obligation upon plan termination. In addition, the agreement with the purchaser provides that the eventual expected recovery by CSR of such plan termination settlement costs from the customer as provided for under the federal Cost Accounting Standards (“CAS”) Section 413, whereby contractors may recover such costs from the government plus interest, will be reimbursed to the Business. The CSR pension plan termination process is expected to be initiated in September 2015, and may take upwards of 12 months to be completed. The current estimate of the share of the funding obligation that would be attributable to the purchaser, and therefore to be advanced by the Computer Sciences GS Business, is approximately $26,000. The ultimate plan termination settlement funding obligation will be based on economic factors, including long-term interest rates that impact the cost of annuities offered by insurers at the time of the actual plan termination settlement. The fair value of the Business’ funding advance obligation net of subsequent expected recoveries was recorded by the Business at the time of the sale of ATD.

Maryland Medicaid Enterprise Restructuring Project

On March 1, 2012, CSC was competitively awarded the Maryland Medicaid Enterprise Restructuring Project (“MERP”) contract by the State of Maryland (the “State”) to modernize the Medicaid Management Information System (“MMIS”), a database of Medicaid recipients and providers used to manage Medicaid reimbursement claims. The MERP contract is predominately fixed-price. In addition, since awarded, federal government-mandated Medicaid IT standards have been in considerable flux. The State has directed CSC to include additional functionality in the design to incorporate new federal mandates and guidance promulgated after the base scope of the Contract was finalized. Further, the State has declined to approve contract modifications to compensate CSC for the additional work.

As a result of the State’s refusal to amend the MERP contract and equitably adjust the compensation to be paid to CSC and, in accordance with prescribed State statutes and regulations, CSC timely filed a certified contract claim with the State in the total estimated amount of approximately $61,000 on September 27, 2013 (“Contract Claim #1”). On February 14, 2014, CSC filed Contract Claim #1A, which amends Contract Claim #1, to a claim of approximately $34,000. CSC believes it has valid and reasonable factual and legal bases for Contract Claims #1 and 1A and that the circumstances that have led or will lead to CSC’s additional costs set forth in Contract Claims #1 and 1A were unforeseen as of the operative proposal submission dates and are not the result of deficiencies in CSC’s performance. However, CSC’s position is subject to the ongoing evaluation of new facts and information which may come to CSC’s attention should an appeal of the State’s denial of Contract Claims #1 and 1A be litigated before the Maryland State Board of Contract Appeals (the “State Board”).

On February 19, 2014, the State provided a recommended decision denying Contract Claims #1 and 1A to CSC. The February 19, 2014 recommended decision was not a final agency determination on the claims. On April 29, 2014, the State provided a final decision, dated April 25, 2014, denying the claims to CSC. On May 28, 2014, CSC filed a Notice of Appeal with the State Board, which has exclusive initial jurisdiction of State contract claims concerning breach, performance, modification or termination of contracts procured under Title II of Maryland’s General Procurement Law. The appeal is currently pending before the State Board.

On August 22, 2014, the State unilaterally suspended performance under the Contract for 90 days. On September 12, 2014, the State modified its August 22nd suspension of the Contract and authorized CSC, during the remainder of the 90-day suspension, to assign up to nine full-time-equivalent staff to perform various analyses of cost and schedule. On November 20, 2014, the State sent a letter extending the suspension until January 5, 2015 and on January 2, 2015, the State again extended the suspension until February 20, 2015.

As the result of the 90-day suspension, as extended, and other actions and inactions by the State in performance of its obligations under and management of the Contract, CSC filed a second set of Claims with the State Board (“Claims #2A-D). Claim #2A, in the amount of $77,000, asserts that CSC’s contractual undertaking did not include an agreement to receive reduced and delayed payments, and the State’s unilateral imposition of such reductions and delays, together with the other factors result in a material change to the Contract entitling CSC to compensation for all costs incurred to date, including all liabilities incurred, and fee, as well as expected profit under the full contract. Alternatively, Claim #2B, in the amount of $65,000, asserts that the Maryland General Assembly’s reduction to the appropriations for the MERP Project for fiscal 2015 effectively cancels the MERP contract, entitling CSC to recover all costs incurred to date including all liabilities incurred, and a reasonable allowance for profit on costs and liabilities. Similarly, Claims #2C, also in the amount of $65,000, asserts that the State’s actions, inactions, and decisions amount to a constructive termination for convenience entitling CSC to recover all costs incurred to date including, all liabilities incurred, and reasonable allowance for profit on costs and liabilities. Claim #2D is a claim for suspension costs during the 90-day period of $3,000, including labor costs, facilities costs and other costs needed to remain ready to re-start program.

Since April 2015, CSC and the State have been in negotiations, including the matters in litigation before the State Board, and the contract has been extended to accommodate those discussions. Management has evaluated the recoverability of assets related to this contract in light of these developments and concluded that no adjustments were required as of April 3, 2015.

Unless otherwise noted, the Computer Sciences GS Business is unable to develop a reasonable estimate of a possible loss or range of losses associated with the following contingent matters at this time.

Strauch et al. Fair Labor Standards Act Class Action

On July 1, 2014, plaintiffs filed Strauch and Colby v. Computer Sciences Corporation in the U.S. District Court for the District of Connecticut, a putative nationwide class action alleging that CSC violated provisions of the Fair Labor Standards Act (“FLSA”) with respect to system administrators who worked for CSC at any time from June 1,
2011 to the present. Plaintiffs claim that CSC improperly classified its system administrators as exempt from the FLSA and that CSC therefore owes them overtime wages and associated relief available under the FLSA and various statutes, including the Connecticut Minimum Wage Act, the California Unfair Competition Law, California Labor Code, California Wage Order No. 4-2001, and the California Private Attorneys General Act. The relief sought by plaintiffs include unpaid overtime compensation, liquidated damages, pre- and post-judgment interest, damages in the amount of twice the unpaid overtime wages due, and civil penalties.

CSC’s position is that its system administrators have the job duties, responsibilities, and salaries of exempt employees and are properly classified as exempt from overtime compensation requirements. CSC’s Motion to Transfer Venue was denied in February 2015.

On June 9, 2015, the Court entered an order granting the plaintiffs’ motion for conditional certification of the class of system administrators. The Strauch putative class includes more than 4,000 system administrators, of whom 1,865 are employed by the Computer Sciences GS Business and the remainder of whom are employed by CSC. Courts typically undertake a two-stage review in determining whether a suit may proceed as a class action under the FLSA. In its order, the Court noted that, as a first step, the Court examines pleadings and affidavits, and if it finds that proposed class members are similarly situated, the class is conditionally certified. Potential class members are then notified and given an opportunity to opt-in to the action. The second step of the class certification analysis occurs upon completion of discovery. At that point, the Court will examine all evidence then in the record to determine whether there is a sufficient basis to conclude that the proposed class members are similarly situated. If it is determined that they are, the case will proceed to trial; if it is determined they are not, the class is decertified and only the individual claims of the purported class representatives proceed. The Business’s position in this litigation continues to be that the employees identified as belonging to the conditional class were paid in accordance with the FLSA.

CECOM Rapid Response Demand Letter

On July 12, 2013, the U.S. Army’s Communications-Electronics Command (“CECOM”) issued a demand letter based upon DCAA audit reports and Forms 1, for reimbursement in the amount of $235,155 in costs that CSC allegedly overcharged under its Rapid Response (“R2”) contract (Contract No. DAAB07-03-D-B007) by placing CSC, interdivisional, teammate, and vendor employees in R2 labor categories for which they were not qualified. CSC’s position has been that, in most instances, the individuals in question met the contract requirements for their labor categories, and that, in all instances, DCAA and CECOM have ignored the value the government received for CSC’s work. CSC and CECOM have engaged in discussions in an attempt to resolve this issue but, at this point in time, there can be no assurance that the parties will be able to resolve their differences, in which case the Business would litigate this matter.

NetCracker Technology Corp.

In August 2013, CSC received a Civil Investigative Demand from the U.S. Department of Justice’s Civil Division seeking documents and information regarding CSC’s contract with the Defense Information Systems Agency (“DISA”) and its subcontract with NetCracker Technology Corp. (“NetCracker”). Since that time, CSC has cooperated with a government investigation into issues on this subcontract. On March 26, 2015, CSC received a letter from the Civil Division claiming that CSC violated the False Claims Act and breached its contract with DISA based upon actions taken by NetCracker in performing its work on the subcontract. The U.S. federal government’s letter asserted that its single damages from CSC “could be” $15,480. Because the government has not yet filed a lawsuit making a particularized claim, potential claimed damages may be different from those thus far asserted. Nevertheless in our experience it would be unusual and unlikely for the government to make a materially higher claim for its single damages. In addition, the False Claims Act permits the U.S. federal government to recover treble damages and penalties. The Business has taken the position that it has not engaged in any conduct that would violate the False Claims Act.

DynCorp

In connection with CSC's acquisition of DynCorp in 2003 and its divestiture of substantially all of that business in two separate transactions (in 2005 to The Veritas Capital Fund II L.P, and DI Acquisition Corp. and in 2013 to Pacific Architects and Engineers, Incorporated (collectively, the "DynCorp Divestitures")), CSC assumed and Computer Sciences GS Business will retain various environmental indemnities of DynCorp and its former subsidiaries arising from environmental representations and warranties under which DynCorp agreed to indemnify the purchasers of its subsidiaries DynAir Tech and DynAir Services by Sabreliner Corporation and ALPHA Airports Group PLC, respectively. As part of the DynCorp Divestitures, CSC also assumed and Computer Sciences GS Business will also retain indemnities for insured litigation associated with dormant suits by former employees of
DynCorp subsidiaries alleging exposure to asbestos and other substances; other indemnities related to a 2001 case arising from counter-narcotics spraying in Colombia under a U.S. Department of State contract and the associated coverage litigation involving the aviation insurance underwriters; and an environmental remediation case involving HRI, a former wholly-owned subsidiary of DynCorp, in Lawrenceville, New Jersey. Computer Sciences GS Business does not anticipate any material adverse effect on its financial position, results of operations and cash flows from these indemnities.

The Computer Sciences GS Business accrues a liability when management believes that it is both probable that a liability has been incurred and the amount of loss can be reasonably estimated under ASC 450. The Computer Sciences GS Business believes it has appropriately recognized liabilities for any such matters. In addition to the matters noted above, the Computer Sciences GS Business is currently party to a number of disputes which involve or may involve litigation. Regarding other matters that may involve actual or threatened disputes or litigation, the Computer Sciences GS Business, in accordance with the applicable reporting requirements, provides disclosure of such matters for which the likelihood of material loss is reasonably possible. The Computer Sciences GS Business assessed reasonably possible losses for all other such pending legal or other proceedings in the aggregate and concluded that the range of potential loss is not material.

The Computer Sciences GS Business also considered the requirements regarding estimates used in the disclosure of contingencies under ASC Subtopic 275-10, Risks and Uncertainties. Based on that guidance, the Computer Sciences GS Business determined that supplemental accrual and disclosure was not required for a change in estimate that involves contingencies because the Computer Sciences GS Business determined that it was not reasonably possible that a change in estimate will occur in the near term. The Computer Sciences GS Business reviews contingencies during each interim period and adjusts its accruals to reflect the impact of negotiations, settlements, rulings, advice of legal counsel, and other information and events pertaining to a particular matter.